Provisions - Additional Information (Details) $ in Millions	Dec. 31, 2022 ARS ($)
Disclosure of other provisions [line items]
Estimated amount of cash flow for uncertain contingencies	$ 1,837.0
Tax Contingencies
Disclosure of other provisions [line items]
Estimated amount of cash flow for uncertain contingencies	423.0
Labor Contingencies
Disclosure of other provisions [line items]
Estimated amount of cash flow for uncertain contingencies	169.0
Administrative and Other Proceedings
Disclosure of other provisions [line items]
Estimated amount of cash flow for uncertain contingencies	$ 1,245.0